Cover	Feb. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	TuSimple Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40326
Entity Tax Identification Number	86-2341575
Entity Address, Address Line One	9191 Towne Centre Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	619
Local Phone Number	916-3144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823593
Amendment Flag	false